Lease liabilities - Additional information (Details)		3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 31, 2020 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) warehouse	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)
Lease liabilities.
Number of Warehouse Leases with Renewal Options | warehouse				1
Term of leases expire				5 years
Lease termination, lease liability	$ 33,442					$ (33,442)
Lease termination, right of use assets	$ 42,765
Lease expenses for short-term lease and low-value lease which are not included in the measurement of lease liabilities		$ 282,257	$ 11,399	$ 445,748	$ 36,086